2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Moderate Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 38 .0%
Communication Services — 2.9%
Alphabet Inc ....................... 12,001 4,089,220
Comcast Corp ...................... 4,588 99,835
IDT Corp .......................... 1,029 82,289
Meta Platforms Inc ................... 2,010 1,457,612
Space Exploration Technologies Corp
(1)
...... 509 76,788
5,805,744
Consumer Discretionary — 1.4%
Abercrombie & Fitch Co
(1)
............... 619 83,373
Amazon.com Inc
(1)
................... 1,895 472,139
Asbury Automotive Group Inc
(1)
........... 566 97,522
Brinker International Inc
(1)
.............. 1,891 365,965
Capri Holdings Ltd
(1)
.................. 365 5,154
Cavco Industries Inc
(1)
................. 390 218,501
Dana Inc .......................... 612 16,714
Five Below Inc
(1)
..................... 435 95,513
Flexsteel Industries Inc ................ 379 32,082
Garmin Ltd ........................ 107 30,692
Garrett Motion Inc ................... 698 18,169
Lear Corp ......................... 2,447 288,819
Life Time Group Holdings Inc
(1)
........... 4,669 186,200
Murphy USA Inc ..................... 578 291,329
Oxford Industries Inc .................. 191 4,668
Pattern Group Inc
(1)
................... 932 15,993
Phoenix Education Partners Inc ........... 2,074 52,742
Ross Stores Inc ..................... 30 7,002
Royal Caribbean Cruises Ltd ............ 1,339 355,987
Victoria's Secret & Co
(1)
................ 1,670 147,728
XPEL Inc
(1)
......................... 538 23,764
2,810,056
Consumer Staples — 0.9%
Archer-Daniels-Midland Co ............. 170 13,495
Costco Wholesale Corp ................ 1,857 1,690,501
Dollar Tree Inc
(1)
..................... 21 2,395
Philip Morris International Inc ............ 527 100,562
1,806,953
Energy — 1.4%
APA Corp ......................... 2,180 90,557
Chevron Corp ...................... 2,853 582,611
Devon Energy Corp ................... 2,445 112,568
EOG Resources Inc ................... 1,359 187,216
Expand Energy Corp .................. 2,143 180,205
Gulfport Energy Corp
(1)
................ 777 116,923
HF Sinclair Corp ..................... 1,046 112,257
Marathon Petroleum Corp .............. 490 193,756
Nabors Industries Ltd
(1)
................ 1,617 126,320
Par Pacific Holdings Inc
(1)
............... 785 64,072
PBF Energy Inc ..................... 556 42,790
Phillips 66 ......................... 907 231,566
SM Energy Co ...................... 436 14,728
Valero Energy Corp ................... 1,402 543,429
Viper Energy Inc ..................... 3,942 157,246
2,756,244
Financials — 5.3%
Ally Financial Inc .................... 9,133 343,584
Ameriprise Financial Inc ............... 1,766 869,490
Arch Capital Group Ltd
(1)
............... 3,399 313,932
Assurant Inc ....................... 94 24,769
Bank of New York Mellon Corp/The ........ 9,083 1,313,674
Berkshire Hathaway Inc
(1)
.............. 2,806 1,397,248
CME Group Inc ...................... 965 252,811
Customers Bancorp Inc
(1)
............... 5,271 390,054
First American Financial Corp ............ 1,079 65,538
Goosehead Insurance Inc
(1)
.............. 59 2,676
HCI Group Inc ...................... 915 159,045
Jack Henry & Associates Inc ............ 2,872 411,385
LendingTree Inc
(1)
.................... 1,316 32,150
Mastercard Inc ..................... 4,630 2,553,306
Mercury General Corp ................. 39 3,855
Moelis & Co ....................... 83 4,774
Northern Trust Corp .................. 941 159,368
Pathward Financial Inc ................ 455 32,369
Progressive Corp/The ................. 1,162 240,894
QCR Holdings Inc .................... 71 6,949
Raymond James Financial Inc ........... 792 125,152
Remitly Global Inc
(1)
.................. 1,091 23,282
S&T Bancorp Inc .................... 286 13,834
State Street Corp .................... 925 161,496
Toast Inc
(1)
........................ 8,070 233,949
Visa Inc .......................... 3,821 1,373,000
WEX Inc
(1)
......................... 326 54,996
10,563,580
Health Care — 5.7%
AbbVie Inc ........................ 3,810 996,658
Agilent Technologies Inc ............... 57 9,822
Amgen Inc ........................ 3,814 1,607,639
Bristol-Myers Squibb Co ............... 1,803 112,507
Cardinal Health Inc ................... 1,009 224,502
CareDx Inc
(1)
....................... 1,014 65,910
Caris Life Sciences Inc
(1)
............... 223 6,830
Centene Corp
(1)
..................... 973 60,443
Cigna Group/The .................... 857 232,958
CVS Health Corp .................... 1,879 161,012
Elevance Health Inc .................. 701 272,563
Eli Lilly & Co ....................... 1,300 1,504,204

2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Encompass Health Corp ............... 1,638 199,001
Gilead Sciences Inc .................. 5,785 862,254
Humana Inc ....................... 128 48,841
IQVIA Holdings Inc
(1)
.................. 11 2,957
Johnson & Johnson .................. 5,924 1,568,320
McKesson Corp ..................... 331 282,611
Merck & Co Inc ..................... 2,371 344,530
Mettler-Toledo International Inc
(1)
......... 196 296,146
Natera Inc
(1)
........................ 1,194 493,492
Regeneron Pharmaceuticals Inc .......... 307 232,789
Twist Bioscience Corp
(1)
................ 182 35,170
United Therapeutics Corp
(1)
............. 424 229,761
UnitedHealth Group Inc ................ 1,635 600,176
Vertex Pharmaceuticals Inc
(1)
............ 1,228 642,011
West Pharmaceutical Services Inc ......... 645 239,140
11,332,247
Industrials — 2.5%
Acuity Inc ......................... 133 41,205
Allegion plc ........................ 1,944 298,929
Apogee Enterprises Inc ................ 187 6,614
Applied Industrial Technologies Inc ........ 265 88,057
Comfort Systems USA Inc .............. 130 215,032
Copart Inc
(1)
........................ 11,370 310,174
Emerson Electric Co .................. 861 133,541
Innodata Inc
(1)
...................... 1,123 73,848
Johnson Controls International plc ......... 1,850 275,002
Lincoln Electric Holdings Inc ............. 1,331 352,156
ManpowerGroup Inc .................. 308 17,119
McGrath RentCorp ................... 482 55,117
MYR Group Inc
(1)
.................... 21 6,142
Northrop Grumman Corp ............... 1,048 506,687
SkyWest Inc
(1)
...................... 2,586 250,635
Southwest Airlines Co ................. 5,054 210,448
Stanley Black & Decker Inc ............. 3,015 267,099
Trane Technologies PLC ................ 1,272 574,918
United Airlines Holdings Inc
(1)
............ 6,464 717,181
Valmont Industries Inc ................. 21 9,723
Vicor Corp
(1)
........................ 111 32,072
Xylem Inc/NY ....................... 5,679 575,112
5,016,811
Information Technology — 15.9%
Advanced Micro Devices Inc
(1)
........... 1,867 1,142,156
Amkor Technology Inc ................. 1,275 66,784
Amphenol Corp ..................... 1,880 158,484
Analog Devices Inc ................... 1,823 723,202
Apple Inc ......................... 18,629 6,203,829
Applied Materials Inc ................. 1,652 844,800
Astera Labs Inc
(1)
.................... 175 62,295
Atlassian Corp
(1)
..................... 508 91,079
Broadcom Inc ...................... 6,010 2,110,652
CDW Corp/DE ...................... 1,286 164,814
Cisco Systems Inc ................... 5,662 609,401
Core Scientific Inc
(1)
.................. 3,055 48,819
Credo Technology Group Holding Ltd
(1)
...... 408 79,474
Crowdstrike Holdings Inc
(1)
.............. 893 236,422
Dell Technologies Inc ................. 477 256,602
Everpure Inc
(1)
...................... 2,023 264,568
Hewlett Packard Enterprise Co ........... 1,574 100,563
HP Inc ........................... 1,768 55,303
Insight Enterprises Inc
(1)
................ 733 114,582
Intel Corp
(1)
........................ 4,426 532,138
Jabil Inc .......................... 38 10,901
KLA Corp ......................... 1,304 254,189
Lam Research Corp .................. 2,013 661,291
Manhattan Associates Inc
(1)
............. 1,720 341,764
Marvell Technology Inc ................ 660 174,379
Micron Technology Inc ................ 1,304 1,388,903
Microsoft Corp ...................... 9,448 4,845,879
Monolithic Power Systems Inc ........... 142 191,305
NVIDIA Corp ....................... 28,083 6,413,595
Okta Inc
(1)
......................... 543 113,547
QUALCOMM Inc ..................... 2,308 424,764
RingCentral Inc ..................... 998 74,551
Sandisk Corp
(1)
...................... 173 301,001
TD SYNNEX Corp .................... 2,289 587,930
Teledyne Technologies Inc
(1)
............. 812 492,730
Teradyne Inc ....................... 279 111,854
Texas Instruments Inc ................. 2,205 617,598
Tyler Technologies Inc
(1)
................ 131 41,737
Ubiquiti Inc ........................ 181 102,723
Universal Display Corp ................ 707 54,467
Vistance Networks Inc ................. 537 3,211
Western Digital Corp .................. 671 304,943
Zebra Technologies Corp
(1)
.............. 673 251,238
31,630,467
Materials — 0.7%
Anglogold Ashanti Plc ................. 2,090 196,355
CF Industries Holdings Inc .............. 169 19,469
Coeur Mining Inc .................... 2,020 35,552
Ingevity Corp
(1)
...................... 57 4,033
Kaiser Aluminum Corp ................. 162 23,461
Newmont Corp ..................... 2,845 328,142
Nucor Corp ........................ 1,270 296,863
Reliance Inc ....................... 205 78,874
Royal Gold Inc ...................... 1,680 396,480
SSR Mining Inc ..................... 2,848 94,895
1,474,124
Real Estate — 1.1%
CBL & Associates Properties Inc .......... 290 15,474
Cousins Properties Inc ................ 3,434 94,916
Jones Lang LaSalle Inc
(1)
............... 1,530 467,446

2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Simon Property Group Inc .............. 8,292 1,664,702
2,242,538
Utilities — 0.2%
Consolidated Water Co Ltd .............. 105 2,942
Edison International .................. 5,905 317,276
320,218
Total Common Stocks (United States)
( Cost $ 53,684,098 ) ................. 75,758,982
Registered Investment Companies — 46 .3%
U.S. Fixed Income — 43.8%
Baird Core Plus Bond Fund - Class I ....... 1,949,370 18,986,862
Dodge & Cox Income Fund - Class I ........ 671,144 8,060,434
Fidelity Advisor Capital & Income Fund - Class Z 804,394 9,700,989
Fidelity Total Bond Fund - Class Z ......... 1,050,480 9,548,867
Frost Total Return Bond Fund - Class I ...... 98,448 895,873
Guggenheim Total Return Bond Fund - Class I . 291,283 6,585,916
iShares 20+ Year Treasury Bond ETF
(2)
...... 55,960 4,352,569
iShares 7-10 Year Treasury Bond ETF
(2)
..... 146,895 13,119,192
PGIM Total Return Bond Fund - Class R6 .... 574,457 6,566,048
PIMCO Total Return Fund - Class I ......... 1,137,347 9,428,608
87,245,358
International Fixed Income — 2.5%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 578,102 4,989,021
4,989,021
Total Registered Investment Companies
( Cost $ 94,149,462 ) ................. 92,234,379
Money Market Registered Investment Companies — 14 .6%
Meeder Government Money Market Fund ,
3.72%
(3)
........................ 28,994,963 28,994,963
Total Money Market Registered Investment
Companies
( Cost $ 28,994,963 ) ................. 28,994,963
Total Investments — 98 .9%
(Cost $ 176,828,523 ) ................ 196,988,324
Other Assets less Liabilities — 1 .1% ....... 2,131,245
Total Net Assets — 100 .0% ............. 199,119,569
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 980 14,291
Meeder Conservative Allocation Fund - Retail
Class .......................... 154 3,726
Meeder Dynamic Allocation Fund - Retail Class 1,786 29,433
Meeder Muirfield Fund - Retail Class ....... 3,062 34,289
Total Trustee Deferred Compensation
(Cost $ 62,060 ) .................... 81,739
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Other Futures
Mini MSCI EAFE Futures -
Dec 2026 ........ 65 12/17/26 10,193,950 (140,011)
Mini MSCI Emg Mkt
Futures - Dec 2026 .. 34 12/17/26 2,908,700 39,039
Russell 2000 Futures Mini
December 2026 .... 32 12/17/26 4,508,000 (156,362)
S&P 500 Mini Futures
December 2026 .... 1 12/17/26 385,775 1,175
S&P Mid Cap Futures
EMini December 2026 3 12/17/26 1,086,720 (26,015)
Total Futures Contracts . 135 19,083,145 (282,174)
(1) Represents non-income producing securities.
(2) Exchange-traded fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2026.
(4) Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.